Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisition fees and related cost reimbursements
Related Party Transaction [Line Items]
Fees paid to related parties	$ 0	$ 7,245	$ 9,214
Payable	0	0
Financing coordination fees
Related Party Transaction [Line Items]
Fees paid to related parties	0	426	3,492
Payable	0	0
Asset management fees
Related Party Transaction [Line Items]
Fees paid to related parties	9,004	5,487	0
Payable	0	0
Property management and leasing fees
Related Party Transaction [Line Items]
Fees paid to related parties	6,820	5,445	1,362
Payable	444	452
Professional fees and other reimbursements
Related Party Transaction [Line Items]
Fees paid to related parties	2,798	4,399	1,288
Payable	731	376
Strategic advisory fees
Related Party Transaction [Line Items]
Fees paid to related parties	0	0	425
Payable	0	0
Distributions on Class B Units
Related Party Transaction [Line Items]
Fees paid to related parties	315	243	41
Payable	0	0
Total related party operation fees and reimbursements
Related Party Transaction [Line Items]
Fees paid to related parties	18,937	23,245	$ 15,822
Payable	$ 1,175	$ 828